Document and Entity Information	Apr. 03, 2023
Details
Registrant CIK	0001726079
Document Type	8-K
Document Period End Date	Apr. 03, 2023
Entity Registrant Name	TIPMEFAST, INC
Entity Incorporation, State or Country Code	NV
Entity File Number	333-222880
Entity Tax Identification Number	83-4057513
Entity Address, Address Line One	HaShnura St 1
Entity Address, City or Town	ZihronYa’akow
Entity Address, Country	IL
Entity Address, Postal Zip Code	30950
City Area Code	972
Local Phone Number	373-70057
Phone Fax Number Description	Registrant's telephone number including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false